Shareholder Fees	Nov. 30, 2025 USD ($)
Alpha Fiduciary Quantitative Strategy Fund | Alpha Fiduciary Quantitative Strategy Fund Shares
Prospectus [Line Items]
Redemption Fee	$ 0